Deposits (Tables)	12 Months Ended
Mar. 31, 2024
Deposits [Abstract]
Time Deposits by Maturity
The maturity information at March 31, 2024 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥27,838,991	¥38,504,497
Due after one year through two years	4,748,674	448,450
Due after two years through three years	2,181,825	230,917
Due after three years through four years	399,379	21,192
Due after four years through five years	527,234	6,915
Due after five years	821,073	31,277
Total	¥36,517,176	¥39,243,248